Investment in associate (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	R$ 1,589,784	R$ 1,203,506
Non-current assets	7,239,755	6,380,975
Current liabilities	(1,140,195)	(1,058,567)
Non-current liabilities	(3,378,761)	(2,882,902)
Revenue	3,304,329	2,875,913	R$ 2,329,057
Cost of services	(1,215,603)	(1,109,813)	(859,552)
Net finance results	(111,283)	(110,642)	(102,042)
Income before income taxes	676,391	429,582	428,433
Income taxes expenses	27,471	24,166	35,677
Net income	648,920	405,416	392,756
Dividends receivable (included in Other assets)	(7,501)	(9,900)	(6,754)
Total for all associates [member]
IfrsStatementLineItems [Line Items]
Current assets	38,122	29,004
Non-current assets	116,846	120,289
Current liabilities	(30,049)	(28,842)
Non-current liabilities	(87,388)	(91,613)
Equity	37,531	28,838
Company’s share in equity - 30%	11,259	8,651
Goodwill	43,183	43,183
Carrying amount of the investment	54,442	51,834
Revenue	156,984	148,042	138,584
Cost of services	(72,898)	(71,282)	(57,421)
Selling, general and administrative expenses	(37,456)	(37,205)	(34,991)
Net finance results	(4,946)	(6,123)	(4,103)
Income before income taxes	41,684	33,432	42,069
Income taxes expenses	(2,560)	(1,782)	(1,456)
Net income	39,124	31,650	40,613
Company’s share of income	11,737	9,495	12,184
Opening balance	51,834	53,907	48,477
Share of income	11,737	9,495	12,184
Dividends received	(7,501)	(9,900)	(6,754)
Dividends receivable (included in Other assets)	(1,628)	(1,668)
Closing balance	R$ 54,442	R$ 51,834	R$ 53,907